Schedule of depreciation charge (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 125,308	$ 128,244
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	104,559	104,302
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	270	3,941
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 20,479	$ 20,001